As filed with the Securities and Exchange Commission on May 11, 2023
Commission File Nos. 333-252333
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 875	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Carrie L. Chelko, Esq., Executive Vice President and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Insurance Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing a supplement to the statement of additional information. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated May 11, 2023
To The Statements of Additional Information Dated May 1, 2023 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®, and DEFINED STRATEGIES VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your Statement of Additional Information for future reference. To obtain a copy of a Statement of Additional Information, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective May 11, 2023, your Statement of Additional Information (SAI) is revised to provide updated information regarding the financial statements for Depositor (Jackson National Life Insurance Company). The Depositor’s financial statements have been recast due to regulatory accounting standard changes. The recast financial statements do not materially change the Depositor’s financial position or ability to meet contract owner obligations under the Contracts. The Registrant’s financial statements were not recast and are unchanged.

➢    The information contained in APPENDIX A: FINANCIAL STATEMENTS of your SAI is deleted and replaced by the following:

The financial statements for Depositor (Jackson National Life Insurance Company) and Registrant (Jackson National Separate Account - I) are incorporated herein by reference to Registrant’s N-VPFSA filing, filed on May 10, 2023 (File No. 811-08664).

______________________________
(To be used with JMV24065 05/23, JMV21224 05/23, JMV24066 05/23, JFV100210 05/23, JMV19401 05/23, JMV22388 05/23, JMV19400 05/23, JMV22389 05/23, V5893 05/23, JMV8389 05/23, JMV12791 05/23, JMV8198 05/23, V5913 05/23, V3800 05/23, V5507 05/23, JMV8994 05/23, JMV9741 05/23, JMV9485 05/23, V5996 05/23, and JMV4248 05/23)

PSS00029 05/23

PART C

OTHER INFORMATION

Item 27. Exhibits

Exhibit No.	Description
(a)	Board of Directors Resolution.

(a)(1)
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts.

(c)(1)
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

(c)(2)	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

(c)(3)
Specimen of Fee-Based Product Addendum to the Selling Agreement (SAA0001 09/16), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-210504 and 811-08664).

(c)(4)
Form of Trust Distribution Services Addendum to Amended and Restated General Distributor Agreement, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

(d)	Contracts.

(d)(1)
Specimen of Jackson Retirement Investment Variable and Fixed Annuity Contract (VA730), incorporated herein by reference to Registrant’s Registration Statement, filed on January 22, 2021 (File Nos. 333-252333 and 811-08664).

(d)(2)
Form of For Life Guaranteed Minimum Withdrawal Benefit with Step-Up (ICC20 7782), incorporated herein by reference to Registrant’s Registration Statement, filed on January 22, 2021 (File Nos. 333-252333 and 811-08664).

(d)(3)
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

(d)(4)
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

(d)(5)	Specimen of Retirement Plan Endorsement (7246), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

(d)(6)
Form of Individual Retirement Annuity Endorsement (ICC18 7715), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(7)
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716), incorporated herein by reference to Registrant's Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

(d)(8)
Specimen of Charitable Remainder Trust Endorsement (7487), incorporated herein by reference to the Registrant’s Pre-Effective Amendment 1, filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(9)
Specimen of Charitable Remainder Trust Endorsement (7487), incorporated herein by reference to the Registrant’s Pre-Effective Amendment 1, filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

(d)(10)
Specimen of Jackson Retirement Investment Variable and Fixed Annuity Contract (ICC 20 VA730), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on May 14, 2021 (File Nos. 333-252333 and 811-08664).

(d)(11)
Form of Advisory Fee from Contract Endorsement (ICC22 7788), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on October 17, 2022 (File Nos. 333-226897 and 811-08664).

(e)	Applications.

(e)(1)
Form of Jackson Retirement Investment Variable and Fixed Annuity Application (V730 06/21), incorporated herein by reference to Registrant’s Registration Statement, filed on January 22, 2021 (File Nos. 333-252333 and 811-08664).

(e)(2)
Form of Jackson Retirement Investment Variable and Fixed Annuity Application (V730 06/21), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on May 14, 2021 (File Nos. 333-252333 and 811-08664).

(e)(3)
Form of Jackson Retirement Investment Annuity Variable and Fixed Annuity Application (V730 04/22), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 19, 2022 (File Nos. 333-252333 and 811-08664).

(f)	Depositor's Certificate of Incorporation and By-laws.

(f)(1)	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(2)	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

(f)(3)	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

(g)	Reinsurance Contracts. Not Applicable.

(h)	Participation Agreements.

(h)(1)(i)
Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(ii)
First Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated January 18, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iii)
Second Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, Capital Research and Management Company, and Jackson National Asset Management, LLC, dated December 31, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(iv)
Third Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(v)
Fourth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(1)(vi)
Fifth Amendment to Master Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, American Funds Insurance Series, and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(i)
Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated June 8, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(ii)
First Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated September 25, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(2)(iii)
Second Amendment to Amended and Restated Fund Participation Agreement between Jackson National Life Insurance Company, JNL Series Trust, Jackson National Asset Management, LLC, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(i)
Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated May 1, 2010, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ii)
First Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated February 1, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iii)
Second Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 30, 2012, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(iv)
Third Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated March 1, 2013, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(v)
Fourth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vi)
Fifth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated August 13, 2018, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(vii)
Sixth Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 27, 2020, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(viii)
Seventh Amendment to Business Agreement between Jackson National Life Insurance Company, Jackson National Life Distributors, LLC, American Funds Distributors, Inc., and Capital Research and Management Company, dated April 26, 2021, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 20, 2021 (File Nos. 333-235565 and 811-08664).

(h)(3)(ix)
Fund of Funds Investment Agreement (American Funds) dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(x)
Fund of Funds Investment Agreement (Blackrock Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(h)(3)(xi)
Fund of Funds Investment Agreement (Vanguard Rule 12d1-4), dated January 19, 2022, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7, filed on April 19, 2022 (File Nos. 333-235565 and 811-08664).

(i)	Administrative Contracts.

(i)(1)
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

(k)(1)	Opinion and Consent of Counsel, attached hereto.

(l)	Other Opinions.

(l)(1)	Consent of Independent Registered Public Accounting Firm, attached hereto.

(m)	Omitted Financial Statements. Not Applicable.

(n)	Initial Capital Agreements. Not Applicable.

(o)	Form of Initial Summary Prospectus.

(o)(1)	Form of Initial Summary Prospectus, incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 5, filed on April 25, 2023 (File Nos. 333-252333 and 811-08664).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Chief Executive Officer, President, Chair, and Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, and Director

Carrie L. Chelko 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Executive Vice President and Chief Operating Officer

Christopher A. Raub 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President and Chief Risk Officer

Scott E. Romine 300 Innovation Drive Franklin, TN 37067	Executive Vice President

Craig D. Smith 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Executive Vice President

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Actuary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President and Treasurer

Don W. Cummings 1 Corporate Way Lansing, MI 48951	Senior Vice President and Chief Accounting Officer

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Senior Vice President, Deputy General Counsel

Andrea D. Goodrich 1 Corporate Way Lansing, MI 48951	Senior Vice President, Corporate Law and Corporate Secretary

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Technology Officer, and Chief Information Security Officer, and Privacy Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Michael R. Hicks 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Information Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Audit Executive

Elizabeth A. Werner 1 Corporate Way Lansing, MI 48951	Senior Vice President

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Craig A. Anderson 1 Corporate Way Lansing, MI 48951	Vice President, Controller

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Ellen J. Bode 1 Corporate Way Lansing, MI 48951	Vice President, Appointed Actuary

Robert Boles 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

Hilary R. Cranmore 1 Corporate Way Lansing, MI 48951	Vice President

Lisa I. Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather A. Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Maggie C. Garza 1 Corporate Way Lansing, MI 48951	Vice President

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Heidi L. Kaiser 1 Corporate Way Lansing, MI 48951	Vice President, Chief Compliance Officer, Separate Accounts Chief Compliance Officer, Advertising Officer, and Anti-Money Laundering Compliance Officer

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Diedre J. Kosier 1 Corporate Way Lansing, MI 48951	Vice President

Darren T. Kramer 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

David J. Linehan 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ann-Crisp Lubahn 1 Corporate Way Lansing, MI 48951	Vice President

Aaron T. Maguire 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Joshua K. Richardson 1 Corporate Way Lansing, MI 48951	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Secretary

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

John F. Visicaro 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Jackson Financial Inc., a publicly traded life insurance company in the United States.

The organizational chart for Jackson Financial Inc. indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Jackson Financial Inc. is incorporated herein by reference to Exhibit 29 of Post-Effective Amendment No. 8, filed on April 25, 2023 (File Nos. 333-235565 and 811-08664).

Item 30. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

a)Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Scott Romine 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer, Chair and Manager

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Alison Reed 300 Innovation Drive Franklin, TN 37067	Chief Operating Officer

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Kevin Luebbers 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Head of IPA, Platform Distribution and Planning

Brian Sward 300 Innovation Drive Franklin, TN 37067	Head of Product Solutions

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Robert Butler 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Yesenia Lankford 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp, and Controller

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Brian Nicolarsen 300 Innovation Drive Franklin, TN 37067	Vice President

Joseph C. Pierce 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Tom Smith 300 Innovation Drive Franklin, TN 37067	Vice President

Molly Stevens 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Tidey 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Lupton 300 Innovation Drive Franklin, TN 37067	Deputy Chief Compliance Officer

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

Tiffany Williams 300 Innovation Drive Franklin, TN 37067	Assistant Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 32. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 33. Management Services

    Not Applicable.

Item 34. Fee Representations

Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jackson National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan on this 11th day of May, 2023.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, Deputy General Counsel

Jackson National Life Insurance Company
(Depositor)

By: /s/ SCOTT J. GOLDE
Scott J. Golde
Senior Vice President, Deputy General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	May 11, 2023
Laura L. Prieskorn, Chief Executive Officer, President, Chair, and Director

*	May 11, 2023
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Director

*	May 11, 2023
Don W. Cummings, Senior Vice President and Chief Accounting Officer

* By: /s/ SCOTT J. GOLDE
Scott J. Golde, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (Jackson), a Michigan corporation, hereby appoint Laura L. Prieskorn, Marcia Wadsten, Carrie Chelko, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications, registration statements, reports, and other documents, and any and all amendments thereto, with power to affix the corporate seal and to attest it, and to file such applications, registration statements, reports, and other documents, and amendments thereto, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities Exchange Act of 1934, and/or the Investment Company Act of 1940 and the rules and regulations thereunder of the Securities and Exchange Commission. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, 333-235567, and 333-252333), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), Jackson National Separate Account V (File No. 333-70697), and Jackson National Life Insurance Company (File Nos. 333-249750, 333-249766, 333-268090, and 333-268101), as well as any future separate account(s) and/or future file number(s) that Jackson establishes through which securities, particularly variable annuity contracts, variable universal life insurance policies, registered index-linked annuity contracts, or other registered annuity contracts are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 26th day of April, 2023.

/s/ LAURA L. PRIESKORN
Laura L. Prieskorn, Chief Executive Officer, President, Chair, and Director

/s/ MARCIA WADSTEN
Marcia Wadsten, Executive Vice President, Chief Financial Officer, and Director

/s/ DON W. CUMMINGS
Don W. Cummings, Senior Vice President and Chief Accounting Officer

EXHIBIT LIST

Exhibit No.	Description
(k)(1)	Opinion and Consent of Counsel.
(l)(1)	Consent of Independent Registered Public Accounting Firm.